Goodwill - Summary of goodwill balance allocated to CGU's (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 33,800,276	$ 3,978,065	$ 3,993,007
Prevention EMEA within the Prevention segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	855,284
Diagnostics EMEA within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	3,122,781
Cancer genetic testing services within the Diagnostics segment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	30,639,976	0
Sales of medical diagnostics products within the Diagnostics segment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 3,160,300	$ 0